Acquisitions (Schedule Of Supplemental Cash Flow Information Regarding Acquisitions) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental cash flow information regarding acquisitions
Purchase price (including liabilities assumed)	$ 92	$ 28
Less liabilities assumed	(35)			(3)
Net purchase price	57	28	40	52	41
Net cash paid for acquisitions	52	22	32	40	32
Seller financed debt	$ 5	$ 6	$ 8	$ 9	$ 8